COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming Subconcession Macau (Detail)	12 Months Ended
	Dec. 31, 2020 MOP (MOP$) Table	Dec. 31, 2020 USD ($) Table	Dec. 31, 2020 USD ($)
Guarantee until the 180th day after the termination date of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount	MOP$ 300,000,000		$ 37,569,000
Percentage of guarantee amount payable quarterly to bank	1.75%	1.75%
Special gaming tax [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations on a monthly basis	35.00%	35.00%
Utilities designated by the local government [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations on a monthly basis	4.00%	4.00%
Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit	MOP$ 300,000	$ 37,000
Minimum number of tables	100	100
Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit	MOP$ 150,000	$ 19,000
Minimum number of tables	100	100
Electrical or mechanical gaming machine [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit	MOP$ 1,000	$ 100
Gaming subconcession macau agreement [member]
Commitments And Contingencies [Line Items]
Fixed annual premium	MOP$ 30,000,000	$ 3,757,000